Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of earnings per share
Basic & Diluted EPS, Net Loss	$ (6,559,856)	$ (758,966)	$ (11,052,427)	$ (3,177,599)	$ (4,163,008)	$ (2,378,594)
Basic & Diluted EPS, Shares	19,040,339	11,138,373	14,160,157	11,127,374	11,136,484	10,957,676
Basic & Diluted EPS, EPS	$ (0.34)	$ (0.07)	$ (0.78)	$ (0.29)	$ (0.37)	$ (0.22)